DEBT AND CAPITAL STRUCTURE - Schedule of Net Debt to Adjusted EBITDA (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Current Portion of Long-Term Debt	$ 0		$ 0
Long-Term Portion of Long-Term Debt	8,547		11,032
Less: Cash and Cash Equivalents	(5,548)	$ (3,170)	(2,740)	$ (1,901)	$ (2,563)	$ (3,093)
Net Debt	2,999		8,292
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Current Portion of Long-Term Debt	0		0
Long-Term Portion of Long-Term Debt	8,547		11,032
Total Debt	8,547		11,032
Less: Cash and Cash Equivalents	(5,548)		(2,740)
Net Debt	$ 2,999		$ 8,292